LEASES (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease expense	£ 402,314	£ 402,314	£ 402,314
Operating lease liability	£ 447,015	£ 447,015	£ 763,487